Summary of Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Doubtful Accounts [Abstract]
Allowance for doubtful accounts – beginning of period	$ 36,448	$ 11,324
Additions	42,044	25,124
Net changes in foreign exchange impact	(539)
Allowance for doubtful accounts – end of period	$ 77,953	$ 36,448